Prospectus Supplement

Supplement dated 3-25-11 to the current Prospectuses
In the “Your account — Sales charge reductions and waivers” section, under the “Waivers for certain investors” subsection, the following bulleted paragraphs modify the existing bulleted paragraphs, as follows:
•	terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA through John Hancock’s Retirement Income and Rollover Solutions (RIRS) Group, including subsequent investments into such IRAs

•	participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA through the John Hancock RIRS Group, including subsequent investments into such IRAs
The following bulleted paragraph is added to the “Waivers for certain investors” subsection, as follows:
•	former employees/associates of John Hancock, its affiliates or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP) or the John Hancock Pension Plan and subsequent investments into such IRAs
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 3-25-11 to the current Statement(s) of Additional Information
In the “INITIAL SALES CHARGE ON CLASS A SHARES” section, or the “INITIAL SALES CHARGE ON CLASS A AND CLASS T SHARES” section, as applicable, the following bulleted paragraphs modify the existing bulleted paragraphs in the subsection “Without Sales Charges” as follows:
▪	Terminating participants rolling over (directly or within 60 days after distribution) assets held in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, that is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA through John Hancock’s Retirement Income and Rollover Solutions (RIRS) Group, including subsequent investments into such IRAs.

▪	Participants rolling over (directly or within 60 days after distribution) from a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code or described in Section 457(b) of the Code (the assets of which, immediately prior to its termination, were held in certain John Hancock group annuity contracts but are now transferred from such contracts and held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock) to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA through the John Hancock RIRS Group, including subsequent investments into such IRAs.
The following bulleted paragraph is added to the “Without Sales Charges” subsection, as follows:
▪	Former employees/associates of John Hancock, its affiliates or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP) or the John Hancock Pension Plan and subsequent investments into such IRAs.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.